Loss Per Share Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted earnings (loss) per share:

	For the years ended December 31,
(In thousands, except per share data)	2017	2016	2015
Numerator
Net loss, basic	$(305,250)	$(48,359)	$(52,127)
Add: Interest on 2033 Senior Notes	—	2,451	—
Change in FV of embedded derivative income	—	(7,001)	—
Net loss, diluted	$(305,250)	$(52,909)	$(52,127)

Denominator
(Shares in thousands)
Weighted average common shares outstanding, basic	559,161	550,847	488,066
Effect of dilutive securities:
2033 Senior Notes	—	4,758	—
Dilutive potential shares	—	4,758	—
Weighted average common shares outstanding, diluted	559,161	555,605	488,066

Loss per share, basic	$(0.55)	$(0.09)	$(0.11)
Loss per share, diluted	$(0.55)	$(0.10)	$(0.11)